Financial information of parent company - Statement of cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Profit for the year	$ 126,423	$ 316,434	$ 222,323
Adjustments for:
Amortization of intangible assets and land use right	65,348	56,705	50,541
Depreciation of property, plant and equipment	906,034	673,161	473,008
Expense recognized in respect of equity-settled share-based payments	18,214	14,210	18,329
Finance costs	18,021	23,037	12,218
Interest income	(27,090)	(11,243)	(5,199)
Net (gain) loss on foreign exchange	26,101	(26,236)	15,608
Share of profit of investment accounted for using equity method	9,500	13,777	13,383
Operating cash flows before movements in working capital:	1,147,830	1,063,955	714,747
(Increase) decrease in trade and other receivables	59,084	(100,980)	(39,902)
Decrease (increase) in prepaid operating expenses	(6,722)	17,615	(856)
(Increase) decrease in other assets	2,938	1,576	(6,476)
Increase in trade and other payables	109,374	59,046	39,096
(Decrease) increase in accrued liabilities and other liabilities	(40,604)	25,031	49,928
Cash generated from operations	1,095,784	993,910	690,195
Interest paid	(34,086)	(27,497)	(26,174)
Interest received	19,425	12,464	4,894
Net cash generated from operating activities	1,080,686	977,202	669,197
Investing activities
Payments to acquire financial assets	(829,371)	(917,272)	(2,412,259)
Proceeds on sale of financial assets	186,509	1,175,768	2,782,181
Investment in subsidiaries		(73,216)
Payments for property, plant and equipment	(2,287,205)	(2,757,202)	(1,230,812)
Payments for intangible assets	(43,755)	(85,729)	(29,384)
Net cash used in investing activities	(2,662,139)	(2,443,333)	(789,556)
Financing activities
Proceeds from borrowings	1,194,659	1,239,265	341,176
Repayment of borrowings	(537,016)	(228,928)	(453,730)
Proceeds from issuance of new shares	326,351		508,807
Proceeds from issuance of convertible bonds		441,155
Proceeds from issuance of short-term and medium-term notes		314,422
Repayment of short-term notes	(87,858)
Proceeds from issuance of perpetual subordinated convertible securities	64,350
Proceeds from exercise of employee stock options	17,105	17,610	8,743
Net cash from financing activities	1,271,591	2,614,778	537,078
Net increase in cash and cash equivalent	(309,862)	1,148,647	416,719
Cash and cash equivalent at the beginning of the year	2,126,011	1,005,201	603,036
Effects of exchange rate changes on the balance of cash held in foreign currencies	22,151	(27,837)	(14,554)
Cash and cash equivalent at the end of the year	1,838,300	2,126,011	1,005,201
Parent company
Operating activities
Profit for the year	179,679	376,630	253,411
Adjustments for:
Amortization of intangible assets and land use right	32,131	30,678	30,780
Depreciation of property, plant and equipment	10,706	8,062	4,046
Expense recognized in respect of equity-settled share-based payments	1,297	1,940	5,169
Finance costs	14,956	24,194	12,477
Interest income	(2,670)	(1,154)	(474)
Net (gain) loss arising on financial liabilities at fair value through profit or loss	(3,554)	13,182	1,459
Net (gain) loss on foreign exchange	(63,087)	5,982	184
Share of profit of investment accounted for using equity method	(172,748)	(478,965)	(321,521)
Operating cash flows before movements in working capital:	(3,290)	(19,451)	(14,469)
(Increase) decrease in trade and other receivables	(2,374)	(1,727)	465
Decrease (increase) in prepaid operating expenses	243	(57)	8
(Increase) decrease in other assets	(7,710)	777
Increase in trade and other payables	5,168	1,354	7,550
(Decrease) increase in accrued liabilities and other liabilities	(5,534)	2,818	2,541
Cash generated from operations	(13,497)	(16,286)	(3,905)
Interest paid	(21,262)	(16,149)	(21,536)
Interest received	1,347	1,135	474
Net cash generated from operating activities	(33,412)	(31,300)	(24,967)
Investing activities
Payments to acquire financial assets	(92,000)	(6,000)	(12,000)
Proceeds on sale of financial assets	3,000	18,000	9,000
Investment in subsidiaries	(207,000)	(550,426)	(280,658)
Purchase of interests in associates	15,095	63,796
Payments for property, plant and equipment		(52,445)
Payments for intangible assets	(1,000)	(11,526)	(4,480)
Proceeds from disposal of available-for-sale investment		146
Cash paid for subsidiaries	(728,621)	(437,437)	(137,929)
Distributions received from associates	255
Net cash used in investing activities	(1,040,461)	(1,103,484)	(426,067)
Financing activities
Proceeds from borrowings		76,006	21,912
Repayment of borrowings			(83,133)
Proceeds from issuance of new shares	326,351		508,807
Proceeds from issuance of convertible bonds		441,155
Proceeds from issuance of short-term and medium-term notes		314,422
Repayment of short-term notes	(87,858)
Proceeds from issuance of perpetual subordinated convertible securities	64,350
Proceeds from exercise of employee stock options	17,088	17,610	8,743
Cash received from subsidiaries	572,320	487,050	55,015
Net cash from financing activities	892,251	1,336,243	511,344
Net increase in cash and cash equivalent	(181,622)	201,459	60,310
Cash and cash equivalent at the beginning of the year	317,873	115,726	55,600
Effects of exchange rate changes on the balance of cash held in foreign currencies	4,160	688	(184)
Cash and cash equivalent at the end of the year	$ 140,411	$ 317,873	$ 115,726